Property, Plant, and Equipment, Net	9 Months Ended
Sep. 30, 2022
Property, Plant, and Equipment, Net [Abstract]
Property, Plant, and Equipment, Net

5. Property, Plant, and Equipment, Net

Property, plant, and equipment, net, consisted of the following as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Plant and equipment	$203,382	$161,387
CNG/RNG fueling stations	34,494	27,892
Construction in progress	102,205	62,616
Buildings	2,585	2,544
Land	1,303	1,303
Service equipment	1,692	1,521
Leasehold improvements	815	815
Vehicles	313	407
Office furniture and equipment	307	302
Computer software	277	277
Other	458	416
	347,831	259,480
Less: accumulated depreciation	(97,476)	(89,710)
Property, plant, and equipment, net	$250,355	$169,770

As of September 30, 2022, there has been an increase in property, plant and equipment as a result of an increase in the construction of RNG generation facilities including, but not limited to Emerald, Sapphire, and Central Valley RNG dispensing facilities. The majority of these facilities, for which costs are in construction in progress as of September 30, 2022, are expected to be operational during the fourth quarter of 2023 and early 2024.

Depreciation expense on property, plant, and equipment for the nine months ended September 30, 2022 and September 30, 2021 was $8,986 and $6,163, respectively.